Summary of Significant Accounting Policies - Allowance for credit losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments	$ 46	$ 81
Reinsurance recoverables	15	15	$ 3
Other assets	2	7
Assets	63	103
Commitments to fund loans	0	0
Liabilities	0	0
Total	63	103
Fixed income securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fixed income securities	0	1	0
Mortgage loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	27	59	$ 3
Directly originated corporate loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	6	0
Aviation loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	6	0
Bank loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	7	16
Agent loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	$ 0	$ 5